Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	for Non-PEO Named Executive Officers(3)	to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Income(6) (In millions)	Adjusted EBITDA(7) (In millions)
2025	$6,358,244	$1,080,918	$1,731,522	$774,881	$89.66	$154.36	$56.0	$256.7
2024	5,879,522	(2,999,851)	1,603,998	179,349	106.14	134.78	48.6	261.6
2023	5,960,553	17,568,133	1,579,169	4,141,388	166.69	133.42	89.8	256.4
2022	5,770,002	2,902,239	1,404,909	903,710	91.17	111.20	63.2	228.1
2021	5,196,873	3,801,572	1,362,868	982,152	100.45	118.41	84.9	223.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts shown in this column represent the amount of total compensation reported for Leroy M. Ball, our Chief Executive Officer and
Chair of the board of directors, who is considered our Principal Executive Officer under applicable SEC rules (the “PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table above.The amounts shown in this column represent the average of the amounts reported for our NEOs as a group (excluding Mr. Ball) (the "Non-
PEO NEOs") in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary
Compensation Table above for the applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Jimmi Sue Smith, James A. Sullivan, Stephanie L.
Apostolou and Stephen G. Lucas; (ii) for 2023 and 2022, Jimmi Sue Smith, James A. Sullivan, Stephanie L. Apostolou and Leslie S. Hyde;
	and (iii) for 2021, Michael J. Zugay, James A. Sullivan, Leslie S. Hyde and Stephanie L. Apostolou.
Peer Group Issuers, Footnote	The amounts shown in these columns represent an initial $100 investment in each of our common stock and the S&P SmallCap 600
Materials for the cumulative periods from December 31, 2020 through the end of the applicable fiscal year (assuming reinvestment of the pre-tax value of dividends paid during the relevant period).

PEO Total Compensation Amount	$ 6,358,244	$ 5,879,522	$ 5,960,553	$ 5,770,002	$ 5,196,873
PEO Actually Paid Compensation Amount	$ 1,080,918	(2,999,851)	17,568,133	2,902,239	3,801,572
Adjustment To PEO Compensation, Footnote	The amounts shown in this column represent the amount of CAP to Mr. Ball, as computed in accordance with Item 402(v) of Regulation S-
K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ball during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ball’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO(a)	Less Reported Summary Compensation Table Value of PEO Equity Awards(b)	Plus Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2025	$6,358,244	$5,145,824	$(131,502)	$1,080,918
2024	5,879,522	3,847,177	(5,032,196)	(2,999,851)
2023	5,960,553	3,572,221	15,179,801	17,568,133
2022	5,770,002	3,745,653	877,890	2,902,239
2021	5,196,873	3,099,995	1,704,694	3,801,572
(a)This column represents the amount of total compensation reported for Mr. Ball for each corresponding year in the “Total” column of the
Summary Compensation Table above.
(b)This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the
Summary Compensation Table above for the applicable year.
(c)This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation
Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards”
columns in the Summary Compensation Table for Mr. Ball to arrive at CAP to Mr. Ball for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject
Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year)
in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject
Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumption for the EBITDA PSUs granted during 2024 is 49 percent of fair value as this represents the probable performance as of December 31, 2025 for the period 2024-2026. The valuation assumption for the EBITDA PSUs granted during 2025 is — percent of fair value as this represents the probable performance as of
December 31, 2025 for the period 2025-2027. For stock options, the fair value or change in fair value, as applicable, was determined using a
Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield and risk-free rate as of the applicable measurement date. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Value of Equity Awards
2025	$2,323,924	$(2,641,053)	$185,627	$—	$(131,502)
2024	1,990,796	(6,764,522)	(258,470)	—	(5,032,196)
2023	9,733,619	5,183,390	262,792	—	15,179,801
2022	2,339,493	(949,827)	(388,914)	(122,862)	877,890
2021	2,825,381	(1,255,454)	134,767	—	1,704,694

Non-PEO NEO Average Total Compensation Amount	$ 1,731,522	1,603,998	1,579,169	1,404,909	1,362,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 774,881	179,349	4,141,388	903,710	982,152
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown in this column represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item
402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the CAP, using the same adjustment methodology described above in Footnote 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Less Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Less Average Reported Summary Compensation Table Value of Non-PEO NEO Accumulated Pension Benefit(c)	Plus Average Non- PEO NEO Adjusted Value of Equity Awards(d)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,731,522	$1,098,056	$—	$141,415	$774,881
2024	1,603,998	763,366	—	(661,283)	179,349
2023	1,579,169	684,135	4,818	3,251,172	4,141,388
2022	1,404,909	700,122	—	198,923	903,710
2021	1,362,868	635,750	—	255,034	982,152
(a)This column represents the average of the amounts reported for our Non-PEO NEOs in the “Total” column of the Summary
Compensation Table above in each applicable year.
(b)This column represents the average of the total amounts reported for our Non-PEO NEOs in the “Stock Awards” and “Option Awards”
columns in the Summary Compensation Table above in each applicable year.
(c)This column represents the average of the change in pension value amounts reported for our Non-PEO NEOs in the “Change in
Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table in each applicable year.
(d)This column represents an adjustment to the average of the amounts reported for our Non-PEO NEOs in the “Stock Awards” and
“Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Footnote 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each Non-PEO NEO to arrive at CAP to each Non-PEO NEO for that year, which is then averaged to determine the average CAP to the Non-PEO NEOs for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Adjusted Average Value of Equity Awards
2025	$596,078	$(468,912)	$—	$14,249	$—	$141,415
2024	472,998	(1,096,162)	—	(38,119)	—	(661,283)
2023	2,237,990	971,370	—	41,812	—	3,251,172
2022	439,530	(172,654)	—	(44,192)	(23,761)	198,923
2021	464,793	(242,260)	132,024	22,112	(121,635)	255,034

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between CAP and Company and Peer Group TSR
The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs, our cumulative
TSR over the five most recently completed fiscal years and the S&P SmallCap 600 Materials TSR over the same period.
Given the emphasis in our executive compensation program on long-term equity incentive awards, which are tied to our stock price, we believe that the CAP to our PEO and Non-PEO NEOs is closely aligned with our stock price performance. Specifically, for each of fiscal years 2021 through 2024, approximately 60 percent of the Total Target Compensation to the PEO and approximately 45 percent of the Total Target Compensation to the Non-PEO NEOs was delivered in the form of long-term equity incentive awards, as described in the Compensation Discussion and Analysis section above. For fiscal year 2025, a greater percentage of Total Target Compensation was delivered in the form of long-term equity incentive awards, approximately 80 percent to the PEO and approximately 60 percent to the Non-PEO NEOs.

Compensation Actually Paid vs. Net Income	Relationship Between CAP and Net Income
The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs and our net income during the five most recently completed fiscal years.
Our net income decreased during fiscal years 2021, 2022 and 2024 and increased during fiscal years 2023 and 2025. CAP to the PEO and average CAP to the Non-PEO NEOs, however, varied significantly each year and do not align with our net income results. This is primarily because we do not use net income to determine executive compensation opportunities or performance.
As a result, while we are required to include net income as a comparison in the Pay Versus Performance table above and the graph below, we would not necessarily expect to see alignment between our CAP and net income results.

Compensation Actually Paid vs. Company Selected Measure	Relationship Between CAP and Adjusted EBITDA
The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs and our adjusted
EBITDA during the five most recently completed fiscal years.
Aside from our stock price performance, we believe that adjusted EBITDA is the most important financial performance measure that ties our NEOs’ compensation to our performance. Our adjusted EBITDA increased each year from fiscal year 2021 through fiscal year 2024, with a small decrease in fiscal year 2025, as reflected in the Pay Versus Performance table above and illustrated in the graph below. Our year-over-year CAP outcomes over that same period do not always align directionally with the year-over-year adjusted EBITDA outcomes because the greatest sensitivity to our NEOs’ compensation is tied to our stock price.
As such, we expect that stock price will continue to have a much larger impact on CAP than adjusted EBITDA.

Total Shareholder Return Vs Peer Group	Relationship Between CAP and Company and Peer Group TSR
The following chart sets forth the relationship between CAP to the PEO, average CAP to the Non-PEO NEOs, our cumulative
TSR over the five most recently completed fiscal years and the S&P SmallCap 600 Materials TSR over the same period.
Given the emphasis in our executive compensation program on long-term equity incentive awards, which are tied to our stock price, we believe that the CAP to our PEO and Non-PEO NEOs is closely aligned with our stock price performance. Specifically, for each of fiscal years 2021 through 2024, approximately 60 percent of the Total Target Compensation to the PEO and approximately 45 percent of the Total Target Compensation to the Non-PEO NEOs was delivered in the form of long-term equity incentive awards, as described in the Compensation Discussion and Analysis section above. For fiscal year 2025, a greater percentage of Total Target Compensation was delivered in the form of long-term equity incentive awards, approximately 80 percent to the PEO and approximately 60 percent to the Non-PEO NEOs.

Tabular List, Table	Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section above, our executive compensation program reflects a pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures that we used to link 2025 executive CAP to our NEOs to our performance are as follows:

Most Important Financial Performance Measures	Total Shareholder Return Adjusted EBITDA Modified Net Working Capital as a Percentage of Sales

Total Shareholder Return Amount	$ 89.66	106.14	166.69	91.17	100.45
Peer Group Total Shareholder Return Amount	154.36	134.78	133.42	111.20	118.41
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 56,000,000.0	$ 48,600,000	$ 89,800,000	$ 63,200,000	$ 84,900,000
Company Selected Measure Amount	256,700,000	261,600,000	256,400,000	228,100,000	223,500,000
PEO Name	Leroy M. Ball
Additional 402(v) Disclosure	The amounts shown in this column represent the amount of net income reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The amounts shown in this column represent the amount of our adjusted EBITDA as calculated for performance measurement under our annual incentive plan for the applicable year and to measure performance of the EBITDA PSUs over the relevant three-year measurement period. Adjusted EBITDA, as measured under the annual incentive plan and for the EBITDA PSUs, is defined as earnings before interest, taxes, depreciation and amortization, as adjusted by our management development and compensation committee in its discretion to
	account for certain items, as set forth on Appendix B hereto.
Measure:: 3
Pay vs Performance Disclosure
Name	Modified Net Working Capital as a Percentage of Sales
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,145,824)	$ (3,847,177)	$ (3,572,221)	$ (3,745,653)	$ (3,099,995)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,502)	(5,032,196)	15,179,801	877,890	1,704,694
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,323,924	1,990,796	9,733,619	2,339,493	2,825,381
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,641,053)	(6,764,522)	5,183,390	(949,827)	(1,255,454)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,627	(258,470)	262,792	(388,914)	134,767
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(122,862)	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(4,818)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,098,056)	(763,366)	(684,135)	(700,122)	(635,750)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,415	(661,283)	3,251,172	198,923	255,034
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,078	472,998	2,237,990	439,530	464,793
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,912)	(1,096,162)	971,370	(172,654)	(242,260)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	132,024
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,249	(38,119)	41,812	(44,192)	22,112
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (23,761)	$ (121,635)